Shareholders' Equity (Details)																			12 Months Ended
		Oct. 21, 2024 USD ($) $ / shares shares	Jun. 14, 2024 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)	Apr. 16, 2024 USD ($) $ / shares shares	May 26, 2023 USD ($) shares	Dec. 21, 2022 USD ($)	Mar. 18, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Mar. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	May 21, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Apr. 13, 2018 shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / shares	Jul. 01, 2024 USD ($) $ / shares shares	Mar. 20, 2024 $ / shares shares	Jun. 14, 2021 shares	Apr. 21, 2021 shares	Feb. 12, 2020 $ / shares shares
Shareholders' Equity [Line Items]
Ordinary shares, authorized																			100,000,000		50,000,000
Ordinary shares, par value | $ / shares																			$ 0.008		$ 0.008
Ordinary shares, issued																			6,679,065		3,441,172
Number of issued shares																		1,000
Underwriting expenses (in Dollars) | $																			$ 2,457,357
Net proceeds (in Dollars) | $																			10,958,803
Newly share issued											3,333,335
Price per share (in Dollars per share) | $ / shares		$ 1.2									$ 6
Offering expenses payable (in Dollars) | $											$ 18,000,000
Exercised warrant purchased																										43,616
Aggregate value (in Dollars) | $										$ 23,470,712
Earnout payment (in Dollars) | $						$ 8,042,090															$ 5,884,013	$ 8,826,019
Exchange payment (in Dollars) | $									$ 10,076,600
Consideration paid (in Dollars) | $									7,078,100										7,078,100
Closing balance (in Dollars) | $									$ 1,000,000
Cash earnout (in Dollars) | $																			1,998,500			1,998,500
Paid to sellers (in Dollars) | $							$ 9,550,000	$ 1,000,000
Number of common stock issuable under asset purchase agreement		1,900,000
Price per share of common stock issuable under asset purchase agreement (in Dollars per share) | $ / shares		$ 1.2
Aggregate value of equity method consideration to be transferred (in Dollars) | $		$ 2,280,000
Aggregate value of equity method consideration transferred (in Dollars) | $		$ 2,280,000
Unpaid capital contribution (in Dollars) | $																			$ 847,086		847,086
After tax percentage																			10.00%
Register capital percentage																			50.00%
(in Dollars) | $																					890,021	890,021
Restricted net assets amount (in Dollars) | $
Zhejiang Cheyi Network Technology Co Ltd [Member]
Shareholders' Equity [Line Items]
Percentage of equity interest										100.00%
Cheyi BVI [Member]
Shareholders' Equity [Line Items]
Percentage of equity interest										100.00%
Yinhua [Member]
Shareholders' Equity [Line Items]
Percentage of equity interest								100.00%	100.00%										100.00%
Warrant [Member]
Shareholders' Equity [Line Items]
Shares of warrants											1
Exercised warrant purchased																											214,286
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized												50,000,000
Ordinary shares, par value | (per share)					$ 0.001						$ 0.001	$ 0.001				$ 0.001	$ 0.001								$ 0.001			$ 0.01
Ordinary shares, issued		1,900,000									1														5,000,000
Purchase of shares																9,000,000			1,900,000	[1]
Newly share issued	[1]																		625,000
Shares of warrants											0.75
Price per share (in Dollars per share) | $ / shares					$ 0.4						$ 6								$ 2.12
Exercised warrant purchased											1
Aggregate value (in Dollars) | $					$ 2,000,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Number of ordinary shares issued						4,569,095
Cheyi BVI [Member]
Shareholders' Equity [Line Items]
Net income (in Dollars) | $																					$ 3,000,000	3,000,000
Yinhua [Member]
Shareholders' Equity [Line Items]
Newly share issued								3,826,000
Net income (in Dollars) | $																						$ 1,300,000
Outstanding percentage								100.00%
Yinhua [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Newly share issued																			3,826,000
Paid to sellers (in Dollars) | $								$ 1,000,000
Board of Director [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value | (per share)																	0.001											0.01
Board of Director [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																50,000,000
Ordinary shares, par value | (per share)																	$ 0.001											$ 0.01
IPO [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value | $ / shares											$ 0.001
Purchase of shares															3,000,000
Price per share (in Dollars per share) | $ / shares															$ 4
Number of issued shares															3,000,000
Gross proceeds (in Dollars) | $																			$ 13,416,160
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 4	$ 4
Purchase of additional shares													4,040	350,000
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued																9,000,000	1,000											1,000
Minimum [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																	38,000,000											38,000,000
Purchase of shares																	1,000
Minimum [Member] | Board of Director [Member]
Shareholders' Equity [Line Items]
Purchase of shares																9,000,000
Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued																9,250,000	9,250,000											9,250,000
Maximum [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																	50,000,000											50,000,000
Purchase of shares																	9,250,000
Maximum [Member] | Board of Director [Member]
Shareholders' Equity [Line Items]
Purchase of shares																9,250,000
2024 Incentive Equity Plan [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value | $ / shares																									$ 0.001
Ordinary shares, issued																									4,966,950
Number of shares registered for incentive equity plan																									5,000,000
Cheyi BVI [Member]
Shareholders' Equity [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 2.12
Aggregate value (in Dollars) | $										$ 6,760,680
Aggregate shares										3,189,000
Earnout payment (in Dollars) | $										$ 2,000,000
Share Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value | $ / shares									$ 1.85
Ordinary shares, issued								3,826,000
Newly share issued									3,826,000
Alliance BVI [Member]
Shareholders' Equity [Line Items]
Aggregate value (in Dollars) | $						$ 21,292,948
Net income (in Dollars) | $						$ 2,000,000
Outstanding percentage						100.00%
MingZhu Cayman [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																			38,000,000
Ordinary shares, par value | (per share)																			$ 0.001				$ 0.01
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value | $ / shares					$ 0.001
Number of shares to be issued to accredited investors					5,000,000
Aggregate purchase price of shares purchased (in Dollars) | $					$ 2,000,000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.4
Gross proceeds from issuance of shares (in Dollars) | $				$ 2,000,000
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued																			6,679,065
Number of issued shares												12,354,040
Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																								100,000,000
Ordinary shares, par value | $ / shares			$ 0.001																					$ 0.008
Ordinary shares, issued																								4,779,065
Reverse stock split ratio of ordinary shares			1:8
Reverse stock split, shares issued per each share purchased			8
Common stock, number of roundup shares																								92,024
Before Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized			6,250,000
Ordinary shares, par value | $ / shares			$ 0.008
Authorized share capital, value (in Dollars) | $			$ 50,000
After Reverse Stock Split [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized																								100,000,000
Ordinary shares, par value | $ / shares																								$ 0.008
Authorized share capital, value (in Dollars) | $																								$ 800,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.